UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09679
                                                     ---------
                                 Adelante Funds
                                 --------------
               (Exact name of registrant as specified in charter)

                        1995 University Avenue, Suite 225
                               Berkeley, CA 94704
                               ------------------
                    (Address of principal executive offices)

                         Adelante Capital Management LLC
                        1995 University Avenue, Suite 225
                               Berkeley, CA 94704
                               ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 849-8360
                                                           --------------
                       Date of fiscal year end: January 31
                                                ----------
                     Date of reporting period: July 31, 2005
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, (17 CFR 270.30e-1)

--------------------------------------------------------------------------------
                                ADELANTE FUNDS:

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND


                               SEMI-ANNUAL REPORT

                                 JULY 31, 2005

                      [LOGO] ADELANTE CAPTITAL MANAGEMENT

  Shares of Adelante Funds are distributed by an independent third party, UMB
                          Distribution Services, LLC.
--------------------------------------------------------------------------------

                              To Our Shareholders
--------------------------------------------------------------------------------


We are pleased to present Adelante Funds' 2005 Semi-Annual Report. In the following pages, you will find detailed financial information for Adelante U.S. Real Estate Securities Fund for the six months ended July 31, 2005.

In the event you have questions regarding this report, or Adelante Funds in general, please call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Adelante Funds. We look forward to serving you in the months and years ahead.

Sincerely,

Adelante Funds

                  UMB Distribution Services, LLC, Distributor

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED JULY 31, 2005

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                                  Class K                                       Class Y
                                  -------------------------------------------------------------------------------------------
                                   Beginning       Ending         Expenses          Beginning    Ending         Expenses
                                    account       account       paid during          account    account       paid during
                                     value         value           period             value      value           period
                                    2/1/05        7/31/05    2/1/05- 7/31/05(1)      2/1/05      7/31/05   2/1/05- 7/31/05(1)
                                  -------------------------------------------------------------------------------------------
Actual                             $1,000.00     $1,258.70         $6.98           $1,000.00    $1,259.90         $5.42

Hypothetical
(5% return before expenses)         1,000.00      1,018.82          6.24            1,000.00     1,020.20          4.84


(1) Expenses are equal to the Funds' annualized expense ratios (1.25% for Class K and 0.97% for Class Y), multiplied by the average account value over the period, and multiplied by 0.4959 (to reflect the one-half year period).

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


Number
of Shares                                                                  Value
---------                                                              ---------

           COMMON STOCKS                                  92.6%

           APARTMENTS                                     20.2%
   25,870     Archstone-Smith Trust                                 $ 1,099,475
   18,000     AvalonBay Communities, Inc.                             1,576,080
   17,510     BRE Properties, Inc.                                      786,199
    7,680     Camden Property Trust                                     424,550
   20,200     Education Realty Trust, Inc.                              400,566
   42,370     Equity Residential                                      1,711,748
    9,260     Essex Property Trust, Inc.                                850,624
   43,000     United Dominion Realty Trust, Inc.                      1,094,350
                                                                    -----------
                                                                      7,943,592
                                                                    -----------
           DIVERSIFIED/SPECIALTY                           7.7%
    4,690     Colonial Properties Trust                                 222,400
    9,800     Crescent Real Estate Equities Company                     191,296
   28,210     Vornado Realty Trust                                    2,500,534
    3,940     Washington Real Estate Investment Trust                   126,671
                                                                    -----------
                                                                      3,040,901
                                                                    -----------
           INDUSTRIAL                                      7.6%
   21,770     AMB Property Corporation                                1,001,202
   15,600     Catellus Development Corporation                          562,536
   31,510     ProLogis                                                1,435,596
                                                                    -----------
                                                                      2,999,334
                                                                    -----------
           INDUSTRIAL MIXED                                2.0%
    7,380     Duke Realty Corporation                                   250,625
   11,490     Liberty Property Trust                                    515,671
                                                                    -----------
                                                                        766,296
                                                                    -----------
           OFFICE                                         24.5%
    6,210     Alexandria Real Estate Equities, Inc.                     499,594
   10,000     American Financial Realty Trust                           144,000
   24,120     Arden Realty, Inc.                                        963,112
   11,900     BioMed Realty Trust, Inc.                                 302,617
   27,300     Boston Properties, Inc.                                 2,078,895
   16,040     Brandywine Realty Trust                                   519,696
   10,140     CarrAmerica Realty Corporation                            393,838
   29,300     Corporate Office Properties Trust                         986,531
   61,809     Equity Office Properties Trust                          2,191,129
   5,890      Kilroy Realty Corporation                                 306,869
    5,990     Mack-Cali Realty Corporation                              286,981
    4,000     Maguire Properties, Inc.                                  119,800
    7,660     Prentiss Properties Trust                                 310,000
    8,040     SL Green Realty Corporation                               560,388
                                                                    -----------
                                                                      9,663,450
                                                                    -----------

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2005 (UNAUDITED)


Number
of Shares                                                               Value
---------                                                              ---------

           RETAIL - LOCAL                                13.5%
   19,800     Acadia Realty Trust                                   $   376,200
   14,290     Developers Diversified Realty Corporation                 695,494
   14,640     Federal Realty Investment Trust                           956,139
    6,720     Kimco Realty Corporation                                  441,235
   18,910     Pan Pacific Retail Properties, Inc.                     1,314,434
   12,830     Regency Centers Corporation                               791,611
   29,500     Sizeler Property Investors, Inc.                          379,665
    9,400     Weingarten Realty Investors                               369,232
                                                                    -----------
                                                                      5,324,010
                                                                    -----------
           RETAIL - REGIONAL                             17.1%
   11,640     CBL & Associates Properties, Inc.                         534,043
   18,310     General Growth Properties, Inc.                           841,894
   18,790     The Macerich Company                                    1,319,434
   35,790     Simon Property Group, Inc.                              2,853,894
   33,300     Taubman Centers, Inc.                                   1,183,482
                                                                    -----------
                                                                      6,732,747
                                                                    -----------

           TOTAL COMMON STOCKS (COST $19,867,047)                    36,470,330
                                                                    -----------

           PREFERRED STOCKS                               4.9%
   12,400     Developers Diversified Realty Corporation, Series G       323,268
   15,500     Lexington Corporate Properties Trust, Series B            403,000
   32,500     Mills Corporation, Series G                               833,625
   14,400     Taubman Centers, Inc., Series G                           370,944
                                                                    -----------
                                                                      1,930,837
                                                                    -----------

           TOTAL PREFERRED STOCKS (COST $1,878,640)                   1,930,837
                                                                    -----------
Principal
 Amount
---------

1,333,549  SHORT-TERM INVESTMENT                          3.4%        1,333,549
              UMB Bank Money Market Fiduciary                       -----------


           TOTAL SHORT-TERM INVESTMENT (COST $1,333,549)              1,333,549
                                                                    -----------
           TOTAL INVESTMENTS (COST $23,079,236)         100.9%       39,734,716
                                                                    -----------
           LIABILITIES LESS OTHER ASSETS                 (0.9%)        (351,215)
                                                                    -----------
           NET ASSETS                                   100.0%      $39,383,501
                                                                    ===========


See notes to the Financial Statements

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

                          SECTOR BREAKDOWN (UNAUDITED)
                                 JULY 31, 2005


[CHART]

APARTMENTS........................................20%
DIIVERSIFIED/SPECIALTY.............................8%
INDUSTRIAL.........................................8%
INDUSTRIAL/MIXED...................................2%
OFFICE............................................24%
RETAIL-LOCAL......................................13%
RETAIL-REGIONAL...................................17%
PREFERRED STOCKS...................................5%
SHORT-TERM INVESTMENT..............................3%

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005 (UNAUDITED)

ASSETS:
  Investments, at value (cost $23,079,236)                       $   39,734,716
  Cash                                                                   44,387
  Interest and dividends receivable                                      31,647
  Receivable for capital stock sold                                      17,424
  Due from advisor                                                        1,592
  Prepaid expenses and other assets                                      45,518
                                                                 --------------
  Total assets                                                       39,875,284
                                                                 --------------
LIABILITIES:
  Payable for capital stock redeemed                                    474,138
  Other accrued expenses                                                 17,645
                                                                 --------------

  Total liabilities                                                     491,783
                                                                 --------------

NET ASSETS                                                       $   39,383,501
                                                                 --------------

NET ASSETS CONSIST OF:
  Paid-in-capital                                                 17,057,309.00
  Undistributed net investment income                                   439,414
  Accumulated undistributed net realized gain on investments          5,231,298
  Net unrealized appreciation on investments                         16,655,480
                                                                 --------------
NET ASSETS                                                       $   39,383,501
                                                                 ==============
SHARES OUTSTANDING, $0.0001 PAR VALUE,
  (UNLIMITED SHARES AUTHORIZED)
  CLASS K                                                               837,645
  CLASS Y                                                               922,071

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
  CLASS K                                                        $        22.46
                                                                 ==============
  CLASS Y                                                        $        22.31
                                                                 ==============
See notes to financial statements.

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                          $  779,281
  Interest                                                                5,057
                                                                     ----------
  Total investment income                                               784,338
                                                                     ----------
EXPENSES:
  Investment advisory fees (see note 5)                                 136,005
  Professional fees                                                      63,752
  Administration and accounting fees                                     34,248
  Shareholder servicing fees                                             35,673
  Distribution fees (see note 5)                                         20,290
  Insurance expense                                                      23,992
  Trustees' fees and expenses                                            16,286
  Federal and state registration fees                                    15,371
  Reports to shareholders                                                14,119
  Custody fees                                                            6,843
  Other expenses                                                          2,074
                                                                     ----------
  Total expenses before waiver and reimbursement of expenses            368,653

  Less: Waiver and reimbursement of expenses                           (181,022)
                                                                     ----------
  Net expenses                                                          187,631
                                                                     ----------
NET INVESTMENT INCOME                                                   596,707
                                                                     ----------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                    2,001,785
  Change in unrealized appreciation on investments                    5,660,840
                                                                     ----------
  Net gain on investments                                             7,662,625
                                                                     ----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                            $8,259,332
                                                                     ==========

See notes to financial statements.

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SIX MONTHS ENDED
                                                                          JULY 31, 2005         YEAR ENDED
                                                                           (UNAUDITED)       JANUARY 31, 2005
                                                                        ----------------     ----------------
OPERATIONS:
  Net investment income                                                     $   596,707          $ 1,884,877
  Net realized gain on investments                                            2,001,785            5,647,142
  Change in unrealized appreciation on investments                            5,660,840             (292,051)
                                                                            -----------          -----------
    Net increase in net assets resulting from operations                      8,259,332            7,239,968
                                                                            -----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class K shares                                                            3,259,505            6,727,380
    Class Y shares                                                            2,708,143            5,902,457
  Shares issued to shareholders in reinvestment of distributions
    Class K shares                                                               69,647            2,445,915
    Class Y shares                                                               96,132            1,701,860
  Payments for shares redeemed
    Class K shares                                                           (6,737,208)         (22,147,955)
    Class Y shares                                                           (2,028,071)          (9,712,484)
                                                                            -----------          -----------
    Net increase (decrease) from capital share transactions                  (2,631,852)         (15,082,827)
                                                                            -----------          -----------
DISTRIBUTIONS PAID FROM:
  Net investment income
    Class K shares                                                              (70,019)            (729,340)
    Class Y shares                                                             (103,992)            (542,292)
  Net realized gains
    Class K shares                                                                    -           (1,728,187)
    Class Y shares                                                                    -           (1,305,474)
                                                                            -----------          -----------
    Total distributions                                                        (174,011)          (4,305,293)
                                                                            -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       5,453,469          (12,148,152)

NET ASSETS:
  Beginning of year                                                          33,930,032           46,078,184
                                                                            -----------          -----------
  End of year (includes undistributed net
    investment income of $439,414 and
    $67,519, respectively)                                                  $39,383,501          $33,930,032
                                                                            ===========          ===========

See notes to financial statements.

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding
Throughout the Year/Period.


                                                 CLASS K          CLASS K           CLASS K           CLASS K           CLASS K
                                            ----------------  ----------------  ----------------  ----------------  ----------------
                                            SIX MONTHS ENDED
                                              JULY 31, 2005      YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               (UNAUDITED)    JANUARY 31, 2005  JANUARY 31, 2004  JANUARY 31, 2003  JANUARY 31, 2002
                                            ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSET VALUE, BEGINNING OF YEAR/PERIOD      $     17.92       $     17.23       $     12.76       $     12.91       $     12.55

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.33              0.92              0.70              0.64              0.70
  Net realized and unrealized gain/(loss)
    on investments                                    4.30              1.82              4.46             (0.19)             0.66
                                               -----------       -----------       -----------       -----------       -----------
    Total from investment operations                  4.63              2.74              5.16              0.45              1.36

                                               -----------       -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income               (0.09)            (0.52)            (0.58)            (0.55)            (0.66)
  Distributions from capital gains                       -             (1.53)            (0.11)            (0.05)            (0.34)
                                               -----------       -----------       -----------       -----------       -----------
    Total distributions                              (0.09)            (2.05)            (0.69)            (0.60)            (1.00)
                                               -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF YEAR/PERIOD            $     22.46       $     17.92       $     17.23       $     12.76       $     12.91
                                               ===========       ===========       ===========       ===========       ===========
TOTAL RETURN                                         25.87%            15.20%            41.21%             3.29%            11.01%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year/period               $18,912,827       $18,350,017       $28,984,996       $18,727,963       $13,364,481
  Ratio of expenses to average net assets             1.25%             1.25%             1.25%             1.25%             1.25%
  Ratio of expenses before waivers to
    average net assets                                2.35%             2.10%             2.23%             2.75%             2.96%
  Ratio of net investment income to
    average net assets                                3.38%             4.11%             4.75%             5.21%             5.54%
  Ratio of net investment income before
    waivers to average net assets                     2.27%             3.26%             3.77%             3.71%             3.83%
  Portfolio turnover rate                               15%               32%               15%               30%               54%


(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized See notes to financial statements.

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout
the Year/Period.


                                                 CLASS Y          CLASS Y           CLASS Y           CLASS Y           CLASS Y
                                            ----------------  ----------------  ----------------  ----------------  ----------------
                                            SIX MONTHS ENDED
                                              JULY 31, 2005      YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               (UNAUDITED)    JANUARY 31, 2005  JANUARY 31, 2004  JANUARY 31, 2003  JANUARY 31, 2002
                                            ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSET VALUE, BEGINNING OF YEAR/PERIOD      $     17.81       $     17.12       $     12.64       $     12.78       $     12.40

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.35              0.83              0.70              0.67              0.74
  Net realized and unrealized gain/(loss)
    on investments                                    4.26              1.96              4.49             (0.17)             0.65
                                               -----------       -----------       -----------       -----------       -----------
    Total from investment operations                  4.61              2.79              5.19              0.50              1.39

                                               -----------       -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income               (0.11)            (0.57)            (0.60)            (0.59)            (0.67)
  Distributions from capital gains                       -             (1.53)            (0.11)            (0.05)            (0.34)
                                               -----------       -----------       -----------       -----------       -----------
    Total distributions                              (0.11)            (2.10)            (0.71)            (0.64)            (1.01)
                                               -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF YEAR/PERIOD            $     22.31       $     17.81       $     17.12       $     12.64       $     12.78
                                               ===========       ===========       ===========       ===========       ===========
TOTAL RETURN                                         25.99%            15.62%            41.88%             3.69%            11.39%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year/period               $20,927,388       $15,580,015       $17,093,188       $ 6,418,537       $ 3,520,190
  Ratio of expenses to average net assets             0.97%             0.97%             0.97%             0.97%             0.97%
  Ratio of expenses before waivers to
    average net assets                                1.99%             1.88%             2.06%             2.90%             3.85%
  Ratio of net investment income to
    average net assets                                3.61%             4.41%             5.01%             5.58%             5.82%
  Ratio of net investment income before
    waivers to average net assets                     2.59%             3.50%             3.92%             3.65%             2.94%
  Portfolio turnover rate                               15%               32%               15%               30%               54%


(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JULY 31, 2005 (UNAUDITED)

1.   ORGANIZATION

     Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an openend management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of July 31, 2005, the Fund's Class K and Class Y shares are outstanding.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a
     maturity  of  60  days  or  less  are  valued  at  amortized  cost,   which
     approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

     FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND
                               NOTES TO FINANCIAL
                STATEMENTS (CONTINUED) JULY 31, 2005 (UNAUDITED)

     the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at January 31, 2005, reclassifications were recorded to increase accumulated undistributed net realized gain on investments by $664,046 and decrease undistributed net investment income by $664,046.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

     INDEMNIFICATIONS - Under the Fund's organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.   CAPITAL TRANSACTIONS

Transactions of the Fund were as follows:


                                     SIX MONTHS ENDED                    YEAR ENDED
                                       JULY 31, 2005                  JANUARY 31, 2005
                                --------------------------       --------------------------
CLASS K SHARES:                    SHARES        DOLLARS            SHARES        DOLLARS

Shares sold                       163,482      $3,259,505          364,900      $6,727,380
Shares issued to holders in
  reinvestment of dividends
  and capital gains                 3,517          69,647          126,964       2,445,915
Shares redeemed                  (353,245)     (6,737,208)      (1,150,691)    (22,147,955)
                             ------------    ------------     ------------    ------------
Net increase (decrease)          (186,246)    $(3,408,056)        (658,827)   $(12,974,660)
                             ------------    ------------     ------------    ------------

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JULY 31, 2005 (UNAUDITED)

                                     SIX MONTHS ENDED                    YEAR ENDED
                                       JULY 31, 2005                  JANUARY 31, 2005
                                --------------------------       --------------------------
CLASS Y SHARES:                    SHARES        DOLLARS            SHARES        DOLLARS
Shares sold                       143,172      $2,708,143          329,854      $5,902,457
Shares issued to holders in
  reinvestment of dividends
  and capital gains                 4,902          96,132           88,791       1,701,860
Shares redeemed                  (101,034)     (2,028,071)        (541,849)     (9,712,484)
                             ------------    ------------     ------------    ------------
Net increase (decrease)            47,041        $776,204         (123,204)    $(2,108,167)
                             ------------    ------------     ------------    ------------
Net increase (decrease) from
capital share transactions       (139,205)    $(2,631,852)        (782,031)   $(15,082,827)
                             ============    ============     ============    ============

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding short-term investments, for the six months ended July 31, 2005 were $5,147,779 and $7,968,976 respectively. There were no purchases or sales of U.S. Government securities for the six months ended July 31, 2005.

5.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2005, subject to later reimbursement by the Fund in certain circumstances. The expense limitation has been renewed through August 25, 2006. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the six months ended July 31, 2005, the Adviser waived investment advisory fees for the Fund of $181,022. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. At July 31, 2005, $707,299 and $433,991 was subject to potential recoupment for Class K and Class Y, respectively.

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          JANUARY 31, 2005 (UNAUDITED)

     Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the six months ended July 31, 2005, the Fund incurred distribution expenses of $20,290.

6.   INVESTMENT RISKS

     As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

7.   FEDERAL INCOME TAX INFORMATION

     At July 31, 2005, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments                                                 $22,763,509
                                                                    ===========
Gross unrealized appreciation                                       $16,976,783
Gross unrealized depreciation                                            (5,576)
                                                                    -----------
Net unrealized appreciation on investments                          $16,971,207
                                                                    ===========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          JANUARY 31, 2005 (UNAUDITED)

The tax basis of components of distributable net earnings at January 31, 2005 were as follows:

Undistributed ordinary income                                          $297,065
Accumulated capital and other losses                                  2,731,916
Unrealized appreciation                                              11,211,890
                                                                    -----------
Total accumulated earnings                                          $14,240,871
                                                                    ===========

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from return of capital adjustments from real estate investment trusts and losses on wash sales.

The tax components of distributions paid during the fiscal years ending January 31, 2005 and January 31, 2004 were as follows:

                                             Year Ended            Year Ended
                                          January 31, 2005      January 31, 2004
                                          ----------------      ----------------
Distributions paid from:
  Ordinary income                            $1,903,042            $1,560,537
  Net long-term capital gains                 2,267,646               101,798
  Unrecaptured section 1250 gain                134,605                46,185
                                             ----------            ----------
Total distributions paid                     $4,305,293            $1,708,520
                                             ==========            ==========

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

TAX DESIGNATION (UNAUDITED)

The Fund hereby designates $2,402,251 as long-term capital gain distributions for the purpose of the dividends paid deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $32,000 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended January 31, 2005. In the beginning of 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.
Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2005, will be available without charge, upon request, by calling 1-877-563- 5327 or by accessing the website of the Securities and Exchange Commission.


DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

RESULTS OF THE SHAREHOLDER MEETING (UNAUDITED)

A Special Meeting of the Shareholders of the Fund was held on January 11, 2005 where shareholders voted on a new investment advisory agreement between the Trust and Adelante Capital Management LLC with respect to the Fund.

With regard to the approval of the new investment advisory agreement between the Trust and Adelante Capital Management LLC with respect to the Fund, 2,098,458 shares voted in favor of the proposal, 8,923 shares voted against, and 21,953 shares abstained.

TRUSTEES                                      William J. Klipp
                                              Scott MacKillop
                                              Kevin Malone
                                              Michael A. Torres

INVESTMENT ADVISER                            ADELANTE CAPITAL MANAGEMENT LLC
                                              1995 University Avenue, Suite 225
                                              Berkeley, CA 94704

ADMINISTRATOR AND                             UMB FUND SERVICES, INC.
FUND ACCOUNTANT                               803 West Michigan Street, Suite A
                                              Milwaukee,Wisconsin 53233

CUSTODIAN                                     UMB BANK, N.A.
                                              928 Grand Blvd.
                                              Kansas City, MO 64106

INDEPENDENT AUDITORS                          PRICEWATERHOUSECOOPERS LLP
                                              333 Market Street
                                              San Francisco, CA 94105

LEGAL COUNSEL                                 GOODWIN PROCTER LLP
                                              Exchange Place
                                              Boston, MA 02109

DISTRIBUTOR                                   UMB DISTRIBUTION SERVICES, LLC
                                              803 West Michigan Street, Suite A
                                              Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING                           UMB FUND SERVICES, INC.
AND TRANSFER AGENT                            c/o Adelante Funds
                                              803 West Michigan Street, Suite A
                                              Milwaukee,Wisconsin 53233

This report is submitted for the general information of shareholders of Adelante Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Adelante U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

                                                                     LE 410 0705

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) Code of Ethics. Not applicable for semi-annual reports.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds
--------------

/s/Michael A. Torres
------------------------------
Michael A. Torres
Principal Executive Officer
October 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Michael A. Torres
------------------------------
Michael A. Torres
Principal Executive Officer
October 4, 2005

/s/Mark A. Hoopes
------------------------------
Mark A. Hoopes
Principal Financial Officer
October 4, 2005